6. FIXED ASSETS - Property and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Fixed Assets - Cost	$ 311,157	$ 311,157
Accumulated Depreciation	(311,157)	(311,157)
Property and equipment, net	$ 0	$ 0